Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale of business	$ 0	$ 434	$ 0
Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, weighted average useful life (in years)	13 years	9 years
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, weighted average useful life (in years)	10 years	10 years
Walgreens Health Initiatives Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of cash transaction		525
Amount held in escrow		40
Net cash proceeds from sale		442
Pre-tax gain on sale of business		434
Payment to acquirer reflecting a net working capital adjustment to sales price	45
BioScrip [Member]
Business Acquisition [Line Items]
Intangible assets	50
Goodwill	92
Net cash paid	144
Crescent [Member]
Business Acquisition [Line Items]
Intangible assets	26
Goodwill	28
Net cash paid	73
Drugstore.com [Member]
Business Acquisition [Line Items]
Total purchase price (including the assumption of debt)		398
Intangible assets		160
Goodwill		156
Debt assumed		17
All business and intangible asset acquisitions, excluding drugstore.com [Member]
Business Acquisition [Line Items]
Intangible assets	220
Net cash paid	$ 259